Initial Public Offering	12 Months Ended
Dec. 31, 2017
Initial Public Offering [Abstract]
Initial Public Offering
9.          Initial Public Offering

On July 19, 2017, we completed our IPO. Total net proceeds were $182.3 million, including the following:

●	$132.3 million from the sale of 17,968,750 shares of our common stock in our IPO of which $25 million was invested by Ionis; and
●	$50.0 million from the purchase of 6,250,000 shares by Novartis in a concurrent private placement.

In addition, both of the following occurred in connection with the completion of our IPO on July 19, 2017:

●	the conversion of all outstanding shares of Series A convertible preferred stock into 28,884,540 shares of our common stock; and
●	the conversion of $106.0 million of outstanding principal plus accrued interest from the line of credit into 13,438,339 shares of common stock.